Other Receivables	12 Months Ended
Dec. 31, 2017
Other Receivables
Other Receivables

7.         Other Receivables

Other receivables consisted of the following:

	As of December 31,
	2016	2017	2017
	(RMB)	(RMB)	($)
VAT recoverable (note (i))	74,986,737	45,434,459	6,953,332
Deposit for loan guarantee	2,900,000	17,900,000	2,739,433
Others	3,169,077	3,056,997	467,845

Total other receivables	81,055,814	66,391,456	10,160,610

Note (i):     As of December 31, 2016 and 2017, VAT recoverable mainly consisted of input VAT paid for purchase of corns but not yet validated by the PRC Taxing Authority of RMB74,986,737 and RMB45,434,459 ($6,953,332), respectively.

Note (ii):   The deposit for loan guarantee is a financial instrument. Based on its maturity being within one operating period, the Company believes its carrying value approximates fair value.